Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000092797
Account Value [Line Items]
Line Graph and Table Measure Name													Administrator Class
Accumulated Value	$ 10,000	$ 10,064	$ 10,096	$ 9,896	$ 10,288	$ 10,460	$ 10,598	$ 10,865	$ 10,874	$ 10,909	$ 11,004	$ 11,064		$ 11,366	$ 11,237	$ 11,470	$ 11,582	$ 11,944	$ 12,118	$ 12,801	$ 12,165	$ 11,922	$ 12,034	$ 12,137	$ 12,296	$ 12,801	$ 13,035	$ 13,138	$ 12,427	$ 12,801	$ 11,449	$ 12,391	$ 12,816	$ 12,968	$ 13,595	$ 12,826	$ 13,697	$ 13,980	$ 13,636	$ 14,132	$ 14,203	$ 14,689	$ 15,177	$ 14,697	$ 13,266	$ 11,299	$ 12,462	$ 12,886	$ 12,976	$ 13,400	$ 13,948	$ 13,501	$ 13,222	$ 14,898	$ 15,364	$ 15,024	$ 15,760	$ 16,892	$ 17,549	$ 17,877	$ 17,719	$ 17,922	$ 18,205	$ 17,707	$ 18,817	$ 18,160	$ 19,046	$ 18,527	$ 18,105	$ 18,405	$ 17,177	$ 17,436	$ 15,772	$ 17,013	$ 16,686	$ 15,390	$ 17,313	$ 18,473	$ 17,830	$ 18,513	$ 17,830	$ 17,637	$ 18,186	$ 17,741	$ 18,959	$ 19,449	$ 19,048	$ 18,365	$ 18,053	$ 19,018	$ 20,279	$ 20,493	$ 21,150	$ 22,297	$ 21,502	$ 22,328	$ 22,328	$ 23,399	$ 24,301	$ 24,286	$ 23,980	$ 25,111	$ 23,661	$ 24,802	$ 24,736	$ 24,091	$ 23,793	$ 24,719	$ 25,645	$ 25,761	$ 26,819	$ 26,918	$ 26,687	$ 27,464	$ 27,588	$ 28,645	$ 29,437	$ 27,411	$ 29,279	$ 29,191	$ 29,561	$ 30,265
C000089434
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,425	9,488	9,511	9,323	9,684	9,849	9,985	10,231	10,239	10,265	10,358	10,418		10,698	10,570	10,791	10,893	11,232	11,391	12,036	11,437	11,207	11,308	11,409	11,548	12,027	12,239	12,340	11,667	12,018	10,746	11,624	12,034	12,174	12,763	12,034	12,853	13,112	12,783	13,252	13,312	13,772	14,226	13,772	12,434	10,586	11,670	12,069	12,157	12,555	13,064	12,633	12,378	13,949	14,377	14,052	14,746	15,798	16,402	16,715	16,559	16,760	17,017	16,547	17,577	16,961	17,793	17,303	16,908	17,181	16,037	16,282	14,730	15,874	15,561	14,363	16,146	17,222	16,621	17,260	16,621	16,442	16,948	16,531	17,662	18,123	17,736	17,112	16,799	17,707	18,879	19,078	19,691	20,747	20,012	20,778	20,763	21,758	22,600	22,585	22,294	23,350	22,007	23,072	22,989	22,406	22,106	22,972	23,821	23,921	24,920	25,003	24,787	25,519	25,627	26,590	27,320	25,467	27,178	27,089	27,445	28,087
C000089437
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	10,066	10,099	9,901	10,290	10,463	10,607	10,885	10,894	10,921	11,020	11,092		11,388	11,262	11,496	11,613	11,981	12,159	12,845	12,208	11,964	12,081	12,189	12,345	12,864	13,099	13,197	12,492	12,874	11,512	12,460	12,897	13,057	13,685	12,918	13,791	14,079	13,727	14,239	14,313	14,803	15,298	14,813	13,381	11,394	12,565	13,003	13,097	13,535	14,080	13,630	13,358	15,050	15,520	15,172	15,929	17,082	17,742	18,067	17,911	18,139	18,415	17,923	19,040	18,379	19,274	18,762	18,337	18,645	17,400	17,678	15,994	17,239	16,916	15,613	17,561	18,732	18,084	18,791	18,100	17,907	18,485	18,036	19,272	19,770	19,353	18,678	18,341	19,353	20,631	20,847	21,527	22,688	21,892	22,738	22,738	23,816	24,744	24,744	24,429	25,590	24,124	25,299	25,208	24,576	24,269	25,208	26,166	26,274	27,377	27,467	27,232	28,045	28,176	29,242	30,057	28,020	29,921	29,824	30,212	30,949
C000120088
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	10,067	10,101	9,899	10,294	10,472	10,618	10,892	10,901	10,928	11,029	11,093		11,403	11,266	11,504	11,622	11,987	12,173	12,851	12,223	11,974	12,094	12,203	12,363	12,881	13,111	13,320	12,602	12,981	11,612	12,569	13,009	13,174	13,822	13,042	13,921	14,218	13,866	14,383	14,449	14,944	15,456	14,954	13,508	11,500	12,688	13,129	13,227	13,668	14,231	13,766	13,484	15,199	15,685	15,336	16,095	17,252	17,923	18,259	18,098	18,321	18,608	18,110	19,242	18,570	19,492	18,957	18,530	18,835	17,584	17,858	16,164	17,431	17,095	15,783	17,752	18,942	18,282	19,004	18,299	18,114	18,685	18,232	19,474	19,978	19,575	18,887	18,551	19,558	20,865	21,091	21,768	22,966	22,132	23,000	23,000	24,094	25,049	25,031	24,736	25,899	24,423	25,600	25,524	24,879	24,575	25,543	26,493	26,626	27,727	27,822	27,595	28,411	28,557	29,641	30,480	28,393	30,316	30,234	30,643	31,380
C000089477
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,428	9,421	9,408	9,246	9,649	9,848	9,981	10,361	10,347	10,421	10,554	10,647		10,854	10,920	11,153	11,413	11,772	11,864	12,475	11,996	11,641	11,655	11,871	11,885	12,294	12,649	12,663	11,746	11,961	10,866	11,712	12,046	12,239	12,669	11,771	12,624	12,825	12,535	12,817	13,077	13,574	13,979	13,816	12,671	11,192	12,648	13,205	13,445	14,103	15,132	14,521	14,141	15,659	16,217	16,132	16,607	17,487	18,385	18,487	18,893	19,283	19,918	18,952	20,316	20,214	21,150	20,159	19,636	20,333	18,681	18,745	17,093	18,589	17,827	16,212	17,524	18,433	17,318	18,460	18,083	18,638	18,785	18,984	20,367	21,006	20,618	19,738	19,288	20,880	21,809	22,302	23,644	24,516	23,507	24,803	25,709	25,950	26,558	27,086	27,006	28,726	28,185	29,089	28,478	26,732	26,854	28,588	29,980	30,652	31,299	32,593	33,338	33,412	33,444	33,895	33,560	32,116	35,404	37,273	37,183	36,977
C000089478
Account Value [Line Items]
Line Graph and Table Measure Name													Class C with Load
Accumulated Value	10,000	9,985	9,970	9,792	10,216	10,416	10,546	10,948	10,925	10,994	11,131	11,214		11,427	11,488	11,731	11,997	12,369	12,450	13,090	12,577	12,198	12,206	12,419	12,435	12,845	13,216	13,216	12,253	12,466	11,325	12,190	12,534	12,727	13,172	12,224	13,105	13,307	12,996	13,282	13,533	14,046	14,455	14,281	13,090	11,552	13,047	13,612	13,847	14,516	15,576	14,933	14,533	16,081	16,654	16,559	17,033	17,923	18,832	18,917	19,324	19,712	20,346	19,343	20,725	20,611	21,555	20,528	19,984	20,682	18,988	19,039	17,355	18,864	18,074	16,431	17,745	18,659	17,524	18,655	18,266	18,808	18,961	19,138	20,516	21,151	20,751	19,856	19,385	20,975	21,893	22,371	23,703	24,557	23,535	24,828	25,708	25,941	26,548	27,076	26,996	28,716	28,175	29,078	28,468	26,722	26,844	28,577	29,969	30,640	31,287	32,581	33,326	33,399	33,432	33,883	33,548	32,104	35,391	37,259	37,169	36,963
C000163729
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,993	9,987	9,818	10,249	10,463	10,601	11,016	11,002	11,085	11,231	11,327		11,556	11,632	11,888	12,164	12,558	12,656	13,314	12,801	12,432	12,453	12,685	12,707	13,148	13,532	13,546	12,576	12,808	11,642	12,550	12,914	13,124	13,597	12,635	13,558	13,775	13,465	13,775	14,055	14,598	15,036	14,873	13,639	12,047	13,623	14,232	14,492	15,207	16,328	15,670	15,272	16,912	17,521	17,441	17,958	18,910	19,899	20,005	20,459	20,887	21,581	20,540	22,026	21,929	22,955	21,882	21,321	22,085	20,297	20,374	18,586	20,229	19,398	17,649	19,079	20,084	18,876	20,123	19,725	20,333	20,509	20,730	22,242	22,949	22,529	21,580	21,094	22,838	23,865	24,409	25,885	26,853	25,764	27,191	28,183	28,474	29,139	29,732	29,659	31,558	30,973	31,979	31,308	29,413	29,555	31,463	33,010	33,758	34,493	35,925	36,763	36,853	36,915	37,419	37,065	35,469	39,124	41,197	41,115	40,897
C000092805
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,986	9,986	9,817	10,245	10,463	10,602	11,007	11,000	11,084	11,223	11,321		11,551	11,621	11,879	12,152	12,543	12,647	13,297	12,786	12,420	12,435	12,669	12,691	13,129	13,516	13,530	12,552	12,786	11,625	12,524	12,884	13,096	13,565	12,611	13,526	13,745	13,432	13,745	14,026	14,566	15,001	14,837	13,610	12,022	13,593	14,199	14,453	15,173	16,286	15,623	15,222	16,859	17,472	17,391	17,902	18,862	19,839	19,947	20,395	20,826	21,517	20,476	21,956	21,857	22,877	21,806	21,241	22,001	20,218	20,296	18,514	20,150	19,322	17,579	19,001	19,994	18,800	20,035	19,635	20,247	20,414	20,636	22,139	22,851	22,428	21,482	20,993	22,729	23,750	24,287	25,764	26,728	25,629	27,057	28,046	28,327	28,998	29,571	29,498	31,378	30,808	31,797	31,133	29,247	29,390	31,290	32,825	33,566	34,282	35,713	36,546	36,637	36,677	37,186	36,828	35,246	38,864	40,928	40,845	40,625
C000019943
Account Value [Line Items]
Line Graph and Table Measure Name													Administrator Class
Accumulated Value	10,000	9,991	9,956	9,577	9,711	9,547	10,126	10,534	10,670	11,023	11,353	11,277		11,620	11,798	12,057	12,531	12,772	12,878	13,985	13,877	13,728	13,721	14,479	14,551	14,862	15,715	15,668	14,009	14,219	12,921	14,376	15,218	15,470	16,507	15,670	16,601	16,910	16,654	16,353	16,613	17,561	17,743	18,435	17,115	14,862	17,603	19,281	20,014	21,529	23,135	22,388	22,235	25,012	26,471	26,132	27,064	25,844	27,631	26,512	28,593	29,241	30,122	28,628	30,345	28,628	28,486	24,823	24,106	24,485	21,003	20,190	18,605	20,696	19,696	17,653	18,189	19,099	17,938	19,573	19,312	20,534	20,591	21,074	22,537	23,097	22,397	21,093	20,648	22,951	23,998	24,822	27,063	27,485	26,129	27,589	29,180	28,267	29,201	30,114	29,906	32,051	31,015	32,058	30,581	27,741	28,549	31,675	34,281	35,497	35,645	37,121	37,373	36,643	35,771	35,060	34,472	32,352	36,981	37,936	38,236	35,815
C000019942
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,425	9,414	9,380	9,021	9,146	8,991	9,535	9,916	10,041	10,374	10,682	10,609		10,928	11,094	11,337	11,781	12,006	12,101	13,140	13,035	12,894	12,884	13,598	13,663	13,951	14,749	14,702	13,143	13,338	12,117	13,480	14,269	14,505	15,472	14,688	15,556	15,842	15,601	15,316	15,556	16,443	16,611	17,258	16,016	13,909	16,465	18,036	18,718	20,132	21,632	20,930	20,783	23,379	24,736	24,412	25,280	24,134	25,801	24,759	26,693	27,301	28,117	26,716	28,314	26,710	26,570	23,151	22,482	22,827	19,582	18,819	17,344	19,287	18,351	16,444	16,948	17,783	16,706	18,219	17,979	19,106	19,160	19,608	20,967	21,484	20,828	19,616	19,199	21,330	22,308	23,067	25,146	25,534	24,266	25,620	27,095	26,250	27,113	27,949	27,760	29,744	28,779	29,741	28,364	25,728	26,476	29,373	31,783	32,911	33,042	34,407	34,633	33,956	33,143	32,478	31,919	29,960	34,245	35,119	35,399	33,161
C000163725
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,994	9,960	9,585	9,720	9,558	10,139	10,552	10,688	11,046	11,377	11,306		11,649	11,832	12,094	12,574	12,816	12,926	14,042	13,932	13,788	13,781	14,552	14,624	14,941	15,803	15,756	14,093	14,306	13,004	14,469	15,324	15,581	16,625	15,789	16,729	17,042	16,789	16,488	16,756	17,715	17,904	18,608	17,274	15,007	17,773	19,475	20,216	21,754	23,383	22,630	22,482	25,297	26,778	26,438	27,388	26,158	27,972	26,850	28,962	29,627	30,528	29,017	30,763	29,030	28,890	25,185	24,464	24,854	21,322	20,501	18,895	21,022	20,011	17,943	18,490	19,416	18,245	19,910	19,651	20,891	20,957	21,454	22,948	23,527	22,815	21,492	21,045	23,394	24,468	25,309	27,605	28,037	26,658	28,155	29,789	28,860	29,819	30,760	30,553	32,754	31,696	32,780	31,268	28,379	29,206	32,409	35,085	36,333	36,497	38,017	38,281	37,539	36,658	35,932	35,336	33,176	37,937	38,922	39,233	36,762
C000019944
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,994	9,960	9,582	9,718	9,556	10,137	10,548	10,684	11,040	11,374	11,300		11,644	11,824	12,086	12,566	12,809	12,914	14,031	13,921	13,776	13,770	14,538	14,610	14,928	15,787	15,740	14,075	14,289	12,985	14,452	15,301	15,558	16,601	15,767	16,705	17,018	16,765	16,463	16,728	17,685	17,875	18,571	17,243	14,980	17,739	19,441	20,179	21,712	23,335	22,585	22,437	25,242	26,721	26,377	27,324	26,095	27,905	26,785	28,889	29,551	30,448	28,938	30,680	28,952	28,812	25,115	24,392	24,777	21,260	20,437	18,842	20,954	19,951	17,886	18,435	19,354	18,184	19,844	19,584	20,823	20,884	21,382	22,871	23,441	22,732	21,415	20,967	23,308	24,374	25,212	27,500	27,928	26,555	28,047	29,670	28,743	29,699	30,633	30,424	32,618	31,568	32,637	31,137	28,252	29,078	32,271	34,926	36,175	36,333	37,847	38,105	37,366	36,480	35,765	35,164	33,012	37,752	38,728	39,033	36,576
C000089281
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,427	9,464	9,464	9,296	10,006	10,220	10,346	10,785	10,704	10,836	10,949	11,030		11,306	11,344	11,708	12,129	12,493	12,594	13,399	12,850	12,517	12,562	12,933	12,888	13,303	13,731	13,661	12,536	12,677	11,494	12,443	12,827	12,972	13,407	12,298	13,341	13,450	13,066	13,378	13,682	14,348	14,671	14,310	12,989	11,210	12,707	13,420	13,464	13,834	14,503	13,931	13,764	15,234	15,855	15,886	16,536	17,502	18,335	18,559	18,660	19,077	19,646	18,599	19,849	19,788	20,767	19,817	19,619	19,886	18,251	18,553	16,732	18,379	17,683	16,152	18,019	18,970	17,827	18,813	18,541	18,930	19,073	18,969	20,474	21,395	20,941	20,059	19,462	21,123	22,223	22,604	23,605	24,733	23,619	24,790	25,791	25,932	26,426	26,651	26,891	28,893	27,958	29,624	28,355	26,324	26,467	28,307	30,116	30,878	31,766	32,607	33,131	33,036	32,824	33,303	33,354	31,952	35,390	36,724	37,785	37,802
C000089282
Account Value [Line Items]
Line Graph and Table Measure Name													Class C with Load
Accumulated Value	10,000	10,034	10,027	9,845	10,585	10,807	10,928	11,392	11,298	11,426	11,540	11,614		11,903	11,930	12,307	12,744	13,120	13,221	14,051	13,466	13,112	13,153	13,527	13,473	13,901	14,336	14,255	13,071	13,214	11,974	12,946	13,344	13,490	13,934	12,770	13,842	13,949	13,536	13,857	14,156	14,837	15,163	14,784	13,408	11,561	13,103	13,833	13,861	14,230	14,913	14,322	14,128	15,643	16,257	16,278	16,945	17,919	18,756	18,968	19,063	19,476	20,048	18,968	20,228	20,154	21,136	20,157	19,939	20,193	18,536	18,814	16,964	18,621	17,908	16,348	18,222	19,177	18,003	18,986	18,703	19,080	19,215	19,107	20,602	21,517	21,033	20,144	19,524	21,181	22,277	22,641	23,634	24,757	23,604	24,771	25,749	25,880	26,373	26,598	26,837	28,835	27,902	29,565	28,298	26,271	26,414	28,251	30,056	30,816	31,703	32,542	33,065	32,970	32,759	33,236	33,288	31,888	35,319	36,651	37,709	37,726
C000163727
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	10,046	10,341	10,164	10,938	11,180	11,318	11,811	11,722	11,873	12,003	12,092		12,401	12,442	12,846	13,319	13,724	13,840	14,729	14,127	13,770	13,826	14,239	14,190	14,652	15,136	15,059	13,826	13,987	12,688	13,732	14,170	14,338	14,824	13,596	14,752	14,887	14,457	14,816	15,150	15,900	16,253	15,864	14,406	12,433	14,105	14,902	14,951	15,369	16,117	15,495	15,301	16,953	17,647	17,680	18,423	19,492	20,438	20,685	20,809	21,282	21,923	20,764	22,171	22,103	23,205	22,162	21,930	22,239	20,424	20,758	18,737	20,591	19,818	18,106	20,205	21,286	19,997	21,110	20,821	21,269	21,443	21,327	23,033	24,074	23,554	22,571	21,906	23,785	25,030	25,488	26,622	27,899	26,638	27,978	29,113	29,286	29,854	30,122	30,390	32,675	31,620	33,522	32,082	29,788	29,966	32,064	34,127	34,998	36,012	36,990	37,595	37,488	37,271	37,829	37,887	36,310	40,233	41,771	42,983	43,021
C000089284
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	10,046	10,046	9,875	10,630	10,860	11,000	11,472	11,392	11,532	11,658	11,744		12,043	12,090	12,482	12,934	13,326	13,442	14,305	13,720	13,374	13,428	13,829	13,782	14,230	14,699	14,624	13,422	13,585	12,319	13,339	13,757	13,919	14,390	13,200	14,329	14,452	14,043	14,383	14,707	15,434	15,785	15,399	13,985	12,072	13,684	14,466	14,513	14,918	15,644	15,031	14,852	16,454	17,127	17,159	17,868	18,916	19,832	20,072	20,192	20,650	21,272	20,148	21,501	21,446	22,507	21,497	21,285	21,572	19,825	20,137	18,178	19,975	19,226	17,567	19,600	20,648	19,399	20,477	20,183	20,631	20,800	20,688	22,340	23,349	22,845	21,892	21,248	23,069	24,283	24,710	25,809	27,061	25,840	27,137	28,236	28,389	28,953	29,198	29,472	31,686	30,668	32,508	31,115	28,896	29,068	31,098	33,093	33,936	34,916	35,862	36,447	36,344	36,136	36,656	36,730	35,188	38,997	40,483	41,654	41,691
C000092782
Account Value [Line Items]
Line Graph and Table Measure Name													Administrator Class
Accumulated Value	10,000	9,944	9,940	9,689	9,769	9,694	10,131	10,497	10,622	10,929	11,281	11,149		11,475	11,661	11,902	12,414	12,775	12,901	14,085	13,869	13,517	13,581	14,264	14,334	14,703	15,361	15,546	13,942	14,163	12,999	14,259	14,900	15,271	16,167	15,213	16,105	16,342	15,992	16,003	16,170	16,840	17,268	17,824	16,599	14,634	16,984	18,305	18,849	20,203	22,008	20,967	20,191	22,096	22,844	22,180	22,798	22,776	24,338	23,829	25,057	25,735	26,518	24,951	26,500	26,133	26,447	23,767	22,940	23,534	20,339	19,910	18,347	20,402	19,417	17,584	18,458	19,576	18,271	19,576	19,247	20,564	21,017	21,728	23,192	23,668	23,574	22,292	22,134	24,708	25,689	26,996	29,087	29,610	28,055	29,659	31,821	30,634	31,609	32,323	32,217	34,216	33,444	34,471	33,210	30,540	31,139	34,010	36,607	38,014	38,022	39,203	40,052	38,984	38,298	37,663	36,927	34,819	39,277	40,611	39,258	39,072
C000092780
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,425	9,372	9,366	9,130	9,204	9,132	9,544	9,887	10,003	10,290	10,622	10,497		10,801	10,975	11,202	11,682	12,021	12,138	13,249	13,045	12,712	12,773	13,414	13,478	13,823	14,440	14,613	13,106	13,310	12,215	13,398	13,998	14,345	15,185	14,286	15,126	15,344	15,015	15,022	15,178	15,806	16,210	16,729	15,580	13,731	15,935	17,176	17,684	18,952	20,644	19,666	18,937	20,721	21,423	20,796	21,375	21,353	22,816	22,334	23,486	24,117	24,849	23,381	24,827	24,485	24,772	22,261	21,488	22,042	19,048	18,646	17,177	19,104	18,179	16,460	17,279	18,321	17,100	18,321	18,010	19,238	19,662	20,324	21,687	22,134	22,043	20,844	20,697	23,095	24,009	25,233	27,182	27,675	26,211	27,709	29,726	28,625	29,535	30,205	30,095	31,962	31,243	32,195	31,015	28,528	29,087	31,762	34,194	35,508	35,516	36,610	37,413	36,413	35,767	35,182	34,488	32,515	36,689	37,922	36,653	36,489
C000120071
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,947	9,944	9,697	9,778	9,708	10,147	10,516	10,645	10,953	11,309	11,181		11,509	11,698	11,944	12,459	12,826	12,954	14,149	13,933	13,582	13,654	14,342	14,417	14,790	15,456	15,647	14,038	14,262	13,092	14,366	15,014	15,394	16,299	15,340	16,245	16,485	16,138	16,152	16,324	17,008	17,444	18,011	16,775	14,791	17,173	18,515	19,070	20,447	22,277	21,227	20,451	22,380	23,147	22,479	23,111	23,093	24,685	24,174	25,429	26,124	26,923	25,340	26,918	26,555	26,876	24,159	23,323	23,937	20,688	20,260	18,672	20,771	19,770	17,909	18,806	19,951	18,624	19,963	19,632	20,976	21,449	22,177	23,675	24,170	24,079	22,775	22,622	25,258	26,264	27,611	29,757	30,299	28,715	30,367	32,587	31,382	32,391	33,136	33,027	35,093	34,314	35,374	34,084	31,358	31,980	34,936	37,616	39,067	39,090	40,311	41,202	40,119	39,421	38,783	38,030	35,869	40,480	41,863	40,471	40,296
C000092779
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,947	9,944	9,696	9,775	9,703	10,143	10,511	10,637	10,946	11,300	11,169		11,498	11,685	11,931	12,445	12,810	12,939	14,126	13,910	13,562	13,628	14,317	14,389	14,760	15,425	15,613	14,005	14,229	13,061	14,330	14,975	15,352	16,256	15,298	16,198	16,439	16,091	16,102	16,274	16,951	17,383	17,950	16,717	14,738	17,111	18,447	18,995	20,367	22,188	21,139	20,363	22,286	23,047	22,377	23,006	22,988	24,570	24,058	25,303	25,990	26,786	25,213	26,777	26,413	26,735	24,029	23,196	23,801	20,573	20,143	18,565	20,645	19,652	17,799	18,689	19,828	18,507	19,834	19,502	20,840	21,303	22,030	23,511	23,997	23,906	22,613	22,453	25,066	26,065	27,401	29,527	30,066	28,484	30,120	32,322	31,129	32,124	32,860	32,751	34,796	34,018	35,064	33,786	31,083	31,695	34,622	37,279	38,712	38,735	39,944	40,819	39,742	39,046	38,408	37,665	35,523	40,081	41,444	40,063	39,886
C000089291
Account Value [Line Items]
Line Graph and Table Measure Name													Administrator Class
Accumulated Value	10,000	9,946	9,980	9,649	9,696	9,594	10,073	10,454	10,589	10,963	11,345	11,263		11,614	11,787	11,974	12,430	12,759	12,865	14,016	13,776	13,537	13,575	14,246	14,399	14,716	15,521	15,665	14,035	14,256	12,991	14,312	15,070	15,391	16,253	15,529	16,425	16,632	16,425	16,149	16,356	17,091	17,317	17,988	16,795	14,497	16,895	18,261	19,019	20,460	21,938	21,218	20,932	23,193	24,169	23,862	24,866	24,461	26,050	25,186	26,775	27,625	28,462	27,040	29,075	27,737	27,504	24,184	23,745	23,973	20,777	20,268	18,775	21,005	20,074	18,107	18,828	19,583	18,195	19,635	19,231	20,285	20,408	20,988	22,463	22,867	22,568	21,281	20,899	23,333	24,213	25,319	27,578	28,192	26,743	28,315	29,690	29,002	30,377	31,335	31,581	34,454	33,241	34,374	32,834	29,754	30,684	34,112	37,047	38,209	38,180	39,749	40,330	39,517	38,721	37,927	37,700	35,091	39,855	40,876	41,519	38,683
C000089286
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	9,422	9,371	9,403	9,089	9,127	9,036	9,485	9,841	9,969	10,318	10,682	10,603		10,931	11,088	11,266	11,694	12,007	12,101	13,182	12,963	12,734	12,770	13,393	13,531	13,833	14,584	14,721	13,192	13,402	12,213	13,447	14,152	14,460	15,264	14,592	15,429	15,628	15,429	15,165	15,363	16,046	16,263	16,884	15,762	13,603	15,858	17,135	17,850	19,187	20,583	19,903	19,628	21,752	22,665	22,370	23,310	22,934	24,411	23,619	25,096	25,888	26,667	25,337	27,244	25,982	25,753	22,651	22,242	22,464	19,447	18,987	17,572	19,669	18,799	16,959	17,623	18,322	17,027	18,373	17,981	18,970	19,089	19,634	21,015	21,390	21,117	19,903	19,550	21,827	22,648	23,689	25,770	26,350	24,995	26,471	27,754	27,125	28,383	29,278	29,496	32,182	31,029	32,099	30,682	27,790	28,658	31,867	34,615	35,685	35,656	37,102	37,651	36,899	36,164	35,396	35,204	32,747	37,200	38,160	38,736	36,087
C000120086
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,947	9,987	9,655	9,702	9,608	10,092	10,474	10,614	10,988	11,377	11,303		11,648	11,832	12,023	12,478	12,815	12,928	14,087	13,853	13,610	13,657	14,330	14,488	14,825	15,628	15,777	14,143	14,376	13,109	14,432	15,199	15,533	16,411	15,688	16,600	16,811	16,611	16,333	16,544	17,289	17,531	18,202	17,004	14,691	17,124	18,502	19,281	20,743	22,265	21,534	21,246	23,547	24,549	24,241	25,257	24,870	26,487	25,618	27,235	28,104	28,972	27,529	29,614	28,251	28,028	24,662	24,214	24,463	21,195	20,681	19,172	21,461	20,515	18,509	19,238	20,018	18,608	20,084	19,670	20,764	20,897	21,494	23,020	23,434	23,136	21,821	21,445	23,943	24,840	26,009	28,301	28,976	27,470	29,111	30,527	29,830	31,246	32,258	32,505	35,472	34,227	35,400	33,836	30,656	31,646	35,191	38,241	39,440	39,414	41,031	41,656	40,848	40,029	39,213	38,985	36,310	41,268	42,312	42,997	40,061
C000089290
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,947	9,987	9,655	9,701	9,607	10,085	10,475	10,614	10,982	11,379	11,298		11,644	11,820	12,011	12,474	12,812	12,916	14,077	13,843	13,599	13,646	14,320	14,479	14,807	15,612	15,761	14,123	14,357	13,087	14,414	15,183	15,517	16,387	15,662	16,576	16,788	16,576	16,298	16,520	17,256	17,499	18,172	16,970	14,663	17,090	18,472	19,242	20,696	22,210	21,489	21,201	23,496	24,488	24,180	25,199	24,810	26,419	25,561	27,170	28,029	28,887	27,452	29,531	28,176	27,953	24,586	24,136	24,386	21,136	20,619	19,102	21,386	20,452	18,452	19,185	19,952	18,535	20,019	19,602	20,686	20,819	21,419	22,936	23,353	23,053	21,749	21,371	23,846	24,749	25,905	28,194	28,852	27,356	28,988	30,393	29,713	31,118	32,115	32,365	35,311	34,078	35,263	33,683	30,523	31,497	35,026	38,055	39,266	39,214	40,847	41,452	40,636	39,836	39,042	38,810	36,130	41,060	42,086	42,748	39,836
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,014	10,016	9,833	10,197	10,399	10,596	11,017	11,030	11,143	11,300	11,370		11,604	11,640	11,880	12,157	12,530	12,669	13,395	12,901	12,573	12,621	12,925	13,005	13,489	13,928	14,008	13,050	13,316	12,114	13,085	13,505	13,767	14,324	13,414	14,360	14,566	14,335	14,603	14,920	15,461	15,928	15,922	14,611	12,806	14,448	15,136	15,437	16,308	17,480	16,816	16,369	18,160	18,859	18,668	19,183	20,023	21,092	21,239	21,735	22,251	22,928	21,861	23,393	23,231	24,272	23,016	22,327	23,156	21,137	21,175	19,427	21,219	20,353	18,479	19,975	21,091	19,876	21,125	20,610	21,366	21,700	21,794	23,234	23,980	23,599	22,473	22,001	24,010	25,101	25,523	26,886	27,751	26,617	27,937	28,939	29,292	30,002	30,643	30,365	32,148	31,381	32,255	31,834	30,041	29,837	31,715	33,328	34,076	34,766	36,035	36,879	36,970	36,992	37,529	37,243	35,389	39,102	41,160	40,768	40,742
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,026	10,041	9,824	10,264	10,464	10,661	11,057	11,065	11,182	11,297	11,399		11,614	11,636	11,920	12,180	12,550	12,675	13,343	12,851	12,593	12,641	12,998	13,083	13,517	13,992	14,015	12,983	13,243	12,011	13,042	13,500	13,697	14,244	13,323	14,258	14,470	14,175	14,424	14,735	15,295	15,736	15,719	14,432	12,447	14,096	14,850	15,189	16,052	17,215	16,588	16,230	18,204	19,023	18,939	19,531	20,231	21,273	21,371	21,898	22,268	22,903	21,875	23,355	22,999	23,905	22,498	21,932	22,643	20,611	20,583	18,861	20,631	19,861	18,019	19,497	20,515	19,313	20,644	20,161	20,700	20,921	21,002	22,436	23,240	22,792	21,706	21,131	23,101	24,326	24,596	25,927	26,764	25,586	26,795	27,625	28,138	28,751	29,345	29,130	31,068	30,118	31,069	30,473	28,696	28,503	30,310	31,850	32,551	33,305	34,454	35,193	35,289	35,282	35,829	35,659	33,886	37,343	39,235	39,115	38,932
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,077	10,056	9,900	10,466	10,727	10,804	11,192	11,078	11,057	11,047	11,227		11,376	11,244	11,577	11,661	12,018	12,193	12,665	12,060	11,848	11,887	11,958	11,987	12,462	12,646	12,671	12,015	12,373	11,185	12,056	12,441	12,520	12,964	12,131	13,002	13,109	12,724	13,178	13,362	13,775	14,154	13,850	12,508	10,371	11,537	11,932	11,853	12,321	12,831	12,516	12,351	14,012	14,550	14,416	15,288	16,187	16,835	17,228	17,030	17,166	17,507	16,898	17,756	17,130	18,210	17,786	17,580	18,076	17,057	17,388	15,869	16,921	16,417	14,977	16,513	17,545	16,838	17,710	17,086	17,007	17,263	16,598	17,700	18,323	17,828	17,140	16,535	17,783	18,768	18,787	19,480	20,454	19,581	20,201	20,011	21,034	21,598	21,898	21,657	23,040	21,464	22,458	22,549	21,923	21,255	22,001	22,753	22,884	23,613	23,966	24,072	24,711	24,879	26,014	26,689	25,401	27,473	28,282	28,917	30,022
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,077	10,056	9,900	10,466	10,727	10,804	11,192	11,078	11,057	11,047	11,227		11,376	11,244	11,577	11,661	12,018	12,193	12,665	12,060	11,848	11,887	11,958	11,987	12,462	12,646	12,671	12,015	12,373	11,185	12,056	12,441	12,520	12,964	12,131	13,002	13,109	12,724	13,178	13,362	13,775	14,154	13,850	12,508	10,371	11,537	11,932	11,853	12,321	12,831	12,516	12,351	14,012	14,550	14,416	15,288	16,187	16,835	17,228	17,030	17,166	17,507	16,898	17,756	17,130	18,210	17,786	17,580	18,076	17,057	17,388	15,869	16,921	16,417	14,977	16,513	17,545	16,838	17,710	17,086	17,007	17,263	16,598	17,700	18,323	17,828	17,140	16,535	17,783	18,768	18,787	19,480	20,454	19,581	20,201	20,011	21,034	21,598	21,898	21,657	23,040	21,464	22,458	22,549	21,923	21,255	22,001	22,753	22,884	23,613	23,966	24,072	24,711	24,879	26,014	26,689	25,401	27,473	28,282	28,917	30,022
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,077	10,056	9,900	10,466	10,727	10,804	11,192	11,078	11,057	11,047	11,227		11,376	11,244	11,577	11,661	12,018	12,193	12,665	12,060	11,848	11,887	11,958	11,987	12,462	12,646	12,671	12,015	12,373	11,185	12,056	12,441	12,520	12,964	12,131	13,002	13,109	12,724	13,178	13,362	13,775	14,154	13,850	12,508	10,371	11,537	11,932	11,853	12,321	12,831	12,516	12,351	14,012	14,550	14,416	15,288	16,187	16,835	17,228	17,030	17,166	17,507	16,898	17,756	17,130	18,210	17,786	17,580	18,076	17,057	17,388	15,869	16,921	16,417	14,977	16,513	17,545	16,838	17,710	17,086	17,007	17,263	16,598	17,700	18,323	17,828	17,140	16,535	17,783	18,768	18,787	19,480	20,454	19,581	20,201	20,011	21,034	21,598	21,898	21,657	23,040	21,464	22,458	22,549	21,923	21,255	22,001	22,753	22,884	23,613	23,966	24,072	24,711	24,879	26,014	26,689	25,401	27,473	28,282	28,917	30,022
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,077	10,056	9,900	10,466	10,727	10,804	11,192	11,078	11,057	11,047	11,227		11,376	11,244	11,577	11,661	12,018	12,193	12,665	12,060	11,848	11,887	11,958	11,987	12,462	12,646	12,671	12,015	12,373	11,185	12,056	12,441	12,520	12,964	12,131	13,002	13,109	12,724	13,178	13,362	13,775	14,154	13,850	12,508	10,371	11,537	11,932	11,853	12,321	12,831	12,516	12,351	14,012	14,550	14,416	15,288	16,187	16,835	17,228	17,030	17,166	17,507	16,898	17,756	17,130	18,210	17,786	17,580	18,076	17,057	17,388	15,869	16,921	16,417	14,977	16,513	17,545	16,838	17,710	17,086	17,007	17,263	16,598	17,700	18,323	17,828	17,140	16,535	17,783	18,768	18,787	19,480	20,454	19,581	20,201	20,011	21,034	21,598	21,898	21,657	23,040	21,464	22,458	22,549	21,923	21,255	22,001	22,753	22,884	23,613	23,966	24,072	24,711	24,879	26,014	26,689	25,401	27,473	28,282	28,917	30,022
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,962	10,006	9,742	10,002	10,127	10,454	10,875	11,001	11,249	11,512	11,513		11,802	12,001	12,195	12,645	13,028	13,123	14,020	13,650	13,318	13,361	13,967	14,100	14,500	15,301	15,352	13,935	14,088	12,845	14,023	14,555	14,923	15,581	14,585	15,595	15,933	15,774	15,767	16,212	16,946	17,449	17,802	16,585	14,858	17,057	18,229	19,017	20,433	22,491	21,462	20,784	23,001	24,126	24,034	24,084	24,413	25,997	25,612	27,191	27,959	28,970	27,380	29,682	29,762	30,362	27,670	26,567	27,553	24,222	23,665	21,814	24,422	23,338	21,079	22,358	23,336	21,567	23,387	23,110	24,555	24,766	25,831	27,617	28,566	28,246	26,694	26,231	29,068	30,455	31,129	33,272	33,874	32,381	34,310	36,515	36,052	36,747	37,763	37,620	40,160	40,340	41,159	39,622	36,308	36,937	40,156	42,680	44,254	44,837	47,125	48,753	47,935	47,662	47,055	45,482	43,114	48,381	51,847	50,466	48,040
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,962	10,006	9,742	10,002	10,127	10,454	10,875	11,001	11,249	11,512	11,513		11,802	12,001	12,195	12,645	13,028	13,123	14,020	13,650	13,318	13,361	13,967	14,100	14,500	15,301	15,352	13,935	14,088	12,845	14,023	14,555	14,923	15,581	14,585	15,595	15,933	15,774	15,767	16,212	16,946	17,449	17,802	16,585	14,858	17,057	18,229	19,017	20,433	22,491	21,462	20,784	23,001	24,126	24,034	24,084	24,413	25,997	25,612	27,191	27,959	28,970	27,380	29,682	29,762	30,362	27,670	26,567	27,553	24,222	23,665	21,814	24,422	23,338	21,079	22,358	23,336	21,567	23,387	23,110	24,555	24,766	25,831	27,617	28,566	28,246	26,694	26,231	29,068	30,455	31,129	33,272	33,874	32,381	34,310	36,515	36,052	36,747	37,763	37,620	40,160	40,340	41,159	39,622	36,308	36,937	40,156	42,680	44,254	44,837	47,125	48,753	47,935	47,662	47,055	45,482	43,114	48,381	51,847	50,466	48,040
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,962	10,006	9,742	10,002	10,127	10,454	10,875	11,001	11,249	11,512	11,513		11,802	12,001	12,195	12,645	13,028	13,123	14,020	13,650	13,318	13,361	13,967	14,100	14,500	15,301	15,352	13,935	14,088	12,845	14,023	14,555	14,923	15,581	14,585	15,595	15,933	15,774	15,767	16,212	16,946	17,449	17,802	16,585	14,858	17,057	18,229	19,017	20,433	22,491	21,462	20,784	23,001	24,126	24,034	24,084	24,413	25,997	25,612	27,191	27,959	28,970	27,380	29,682	29,762	30,362	27,670	26,567	27,553	24,222	23,665	21,814	24,422	23,338	21,079	22,358	23,336	21,567	23,387	23,110	24,555	24,766	25,831	27,617	28,566	28,246	26,694	26,231	29,068	30,455	31,129	33,272	33,874	32,381	34,310	36,515	36,052	36,747	37,763	37,620	40,160	40,340	41,159	39,622	36,308	36,937	40,156	42,680	44,254	44,837	47,125	48,753	47,935	47,662	47,055	45,482	43,114	48,381	51,847	50,466	48,040
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,962	10,006	9,742	10,002	10,127	10,454	10,875	11,001	11,249	11,512	11,513		11,802	12,001	12,195	12,645	13,028	13,123	14,020	13,650	13,318	13,361	13,967	14,100	14,500	15,301	15,352	13,935	14,088	12,845	14,023	14,555	14,923	15,581	14,585	15,595	15,933	15,774	15,767	16,212	16,946	17,449	17,802	16,585	14,858	17,057	18,229	19,017	20,433	22,491	21,462	20,784	23,001	24,126	24,034	24,084	24,413	25,997	25,612	27,191	27,959	28,970	27,380	29,682	29,762	30,362	27,670	26,567	27,553	24,222	23,665	21,814	24,422	23,338	21,079	22,358	23,336	21,567	23,387	23,110	24,555	24,766	25,831	27,617	28,566	28,246	26,694	26,231	29,068	30,455	31,129	33,272	33,874	32,381	34,310	36,515	36,052	36,747	37,763	37,620	40,160	40,340	41,159	39,622	36,308	36,937	40,156	42,680	44,254	44,837	47,125	48,753	47,935	47,662	47,055	45,482	43,114	48,381	51,847	50,466	48,040
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,647	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,803	49,289	51,079	50,154	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000	$ 9,950	$ 9,987	$ 9,752	$ 9,964	$ 10,088	$ 10,428	$ 10,861	$ 10,986	$ 11,238	$ 11,530	$ 11,500		$ 11,805	$ 12,022	$ 12,178	$ 12,650	$ 13,034	$ 13,135	$ 14,066	$ 13,697	$ 13,321	$ 13,368	$ 13,954	$ 14,088	$ 14,502	$ 15,295	$ 15,380	$ 14,005	$ 14,154	$ 12,937	$ 14,099	$ 14,604	$ 15,020	$ 15,698	$ 14,707	$ 15,717	$ 16,071	$ 15,948	$ 15,950	$ 16,400	$ 17,128	$ 17,644	$ 18,039	$ 16,810	$ 15,157	$ 17,399	$ 18,567	$ 19,376	$ 20,867	$ 23,020	$ 21,937	$ 21,192	$ 23,362	$ 24,436	$ 24,255	$ 24,250	$ 24,666	$ 26,345	$ 25,980	$ 27,610	$ 28,520	$ 29,586	$ 27,929	$ 30,348	$ 30,534	$ 31,180	$ 28,504	$ 27,293	$ 28,361	$ 24,936	$ 24,356	$ 22,427	$ 25,118	$ 23,948	$ 21,620	$ 22,884	$ 23,927	$ 22,095	$ 23,936	$ 23,652	$ 25,269	$ 25,518	$ 26,681	$ 28,506	$ 29,466	$ 29,202	$ 27,614	$ 27,220	$ 30,188	$ 31,524	$ 32,311	$ 34,515	$ 35,123	$ 33,633	$ 35,647	$ 38,050	$ 37,403	$ 38,182	$ 39,264	$ 39,134	$ 41,672	$ 42,040	$ 42,871	$ 41,331	$ 37,849	$ 38,520	$ 41,928	$ 44,601	$ 46,285	$ 46,803	$ 49,289	$ 51,079	$ 50,154	$ 49,843	$ 49,089	$ 47,441	$ 44,970	$ 50,319	$ 53,943	$ 52,498	$ 50,001